Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	0.020%	250,000	250,000
Total Floating Rate Notes (Cost $250,000)			250,000

Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.7%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,279,136
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,585,066
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,649,514
Norfolk Airport Authority
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,292,790
Total			7,806,506
Higher Education 7.1%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	785,000	784,997
Virginia College Building Authority
Revenue Bonds
Series 2021C
09/01/2029	5.000%	1,000,000	1,329,336
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,486,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018A
11/01/2031	5.000%	400,000	509,890
Series 2020A
11/01/2027	5.000%	520,000	656,544
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	3,015,486
Total			9,782,993
Hospital 9.4%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	529,604
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,823,853
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,838,202
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	387,017
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligated Group
Series 2020 (Mandatory Put 07/01/30)
07/01/2053	5.000%	2,500,000	3,290,715
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,545,850
06/15/2033	5.000%	200,000	236,236
06/15/2035	5.000%	1,000,000	1,177,722
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	289,347
11/01/2031	5.000%	270,000	353,732
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,468,887
Total			12,941,165
Investor Owned 3.0%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019 (Mandatory Put 04/01/22)
11/01/2035	1.800%	2,000,000	2,020,292
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 09/02/25)
11/01/2035	0.750%	1,000,000	1,008,535
Wise County Industrial Development Authority
Revenue Bonds
Virginia Electric & Power Co.
Series 2015A (Mandatory Put 05/31/24)
11/01/2040	1.200%	1,125,000	1,154,142
Total			4,182,969
Local Appropriation 5.4%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	175,576
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,259,367
Chesterfield County Economic Development Authority
Revenue Bonds
Series 2020F
04/01/2030	5.000%	2,000,000	2,686,481
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	917,335
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,164,647
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,192,165
Total			7,395,571
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 7.0%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,186,780
City of Norfolk(d)
Unlimited General Obligation Bonds
Series 2021A
03/01/2035	5.000%	1,880,000	2,534,960
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,252,890
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,351,875
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,301,539
Total			9,628,044
Multi-Family 1.7%
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,660,826
Series 2020E
07/01/2035	2.100%	650,000	663,953
Total			2,324,779
Other Bond Issue 2.0%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	249,584
Series 2019
06/01/2031	5.000%	1,200,000	1,571,978
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	900,911
Total			2,722,473

2	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 2.0%
Virginia Resources Authority
Refunding Revenue Bonds
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,178,283
Virginia Pooled Financing Program
Series 2019C
11/01/2033	5.000%	1,165,000	1,552,852
Total			2,731,135
Ports 1.5%
Virginia Port Authority Commonwealth Port Fund(c)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	2,042,459
Refunded / Escrowed 15.1%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,631,091
City of Norfolk
Prerefunded 03/01/27 Unlimited General Obligation Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,646,192
Prerefunded 08/01/28 Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,299,355
City of Suffolk
Prerefunded 02/01/24 Unlimited General Obligation Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,192,695
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	1,000,000	1,012,122
Hampton Roads Sanitation District
Prerefunded 08/01/26 Revenue Bonds
Subordinated Series 2016A
08/01/2031	5.000%	2,000,000	2,448,925
Rappahannock Regional Jail Authority
Prerefunded 10/01/25 Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,057,637
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,116,285
Virginia Resources Authority
Prerefunded 08/01/21 Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,395,000
Western Regional Jail Authority
Prerefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	897,873
Total			20,697,175
Retirement Communities 6.1%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,070,954
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	419,960
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	210,000	215,252
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	579,758
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,705,261
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,512,202
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2027	5.000%	325,000	395,940
01/01/2029	5.000%	400,000	501,869
Total			8,401,196

Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.6%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,261,134
Special Non Property Tax 4.0%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,578,300
06/15/2030	5.000%	1,540,000	1,793,583
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien
Series 2020A
07/01/2033	5.000%	500,000	673,546
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,447,305
Total			5,492,734
Special Property Tax 4.0%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,008,018
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,151,503
04/01/2032	4.000%	1,000,000	1,150,663
Marquis Community Development Authority of York County(e),(f)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	309,120
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,034,623
Marquis Community Development Authority of York County(g)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	191,061
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	697,829
Total			5,542,817
State Appropriated 5.0%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,734,194
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,311,140
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,794,385
Series 2019A
08/01/2031	5.000%	1,500,000	1,982,685
Total			6,822,404
Transportation 10.4%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,268,738
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	578,784
Series 2018
05/15/2036	4.000%	2,000,000	2,388,908
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,122,022
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,473,014
Series 2018
07/01/2036	5.000%	500,000	616,290
07/01/2037	5.000%	1,000,000	1,230,146
Series 2020A
07/15/2037	5.000%	2,000,000	2,640,587
Total			14,318,489

4	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 5.1%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,071,752
07/15/2027	5.000%	1,000,000	1,044,830
Metropolitan Washington Airports Authority Dulles Toll Road(g)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,959,657
Total			7,076,239
Water & Sewer 1.8%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,498,170
Total Municipal Bonds (Cost $127,644,051)			134,668,452
Money Market Funds 3.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	108,435	108,424
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	4,209,489	4,209,489
Total Money Market Funds (Cost $4,317,924)		4,317,913
Total Investments in Securities (Cost: $132,211,975)		139,236,365
Other Assets & Liabilities, Net		(1,699,057)
Net Assets		137,537,308

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $309,120, which represents 0.22% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2021.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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